SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
17.	SUBSEQUENT EVENTS

(a)	Warrants exercised

Subsequent to December 31, 2020, and as of February 20, 2021, 8,583,250 Common Shares were issued upon the exercise of warrants for gross proceeds of $9,166,500, and 732,375 Common Shares were issued upon the exercise of broker warrants for gross proceeds of $812,057. No material transactions relating to the exercise of warrants have occurred from the date of February 20, 2021, to the date of filing these consolidated financial statements.

(b)	Options exercised

Subsequent to December 31, 2020, and as of February 20, 2021, 19,568 Common Shares were issued upon the exercise of options for gross proceeds of $14,285.

(c)	Equity offerings

January 2021 Equity Offering

On January 26, 2021, the Company closed an offering of 6,451,613 units of the Company (“January 2021 Units”) sold on a “bought deal” basis, at price of U.S. $1.55 per January 2021 Unit for aggregate gross proceeds of U.S. $10,000,000. (“January 2021 Offering”). The underwriter also exercised its over-allotment option for an additional 967,741 January 2021 Units and additional gross proceeds of U.S. $1,500,000.  Each January 2021 Unit consists of one common share in the capital of the Company (each a “Common Share” and one half (1/2) of one Common Share purchase warrant (each whole warrant, a “January 2021 Warrant”). Each January 2021 Warrant is exercisable to acquire one Common Share at an exercise price of U.S. $2.00 per share until January 26, 2026. Pursuant to the underwriting agreement, the underwriter will receive: (i) a cash fee equal to 7% of the gross proceeds of the offering, (including January 2021 Units sold pursuant to the exercise of the overallotment option), each entitling the holder to acquire one Common Share at U.S. $1.9375 for a period of 24 months after the closing date.

The net proceeds from the January 2021 Offering will be used to fund the development of the Company’s robotic surgical technologies and for general working capital.

An aggregate of 39,500 January 2021 Units was purchased by directors, officers and employees of the Company and its subsidiary under the offering for gross proceeds of $61,225. Each insider subscription constitutes a “related party transaction” pursuant to Multilateral Instrument 61-101 – Protection of Minority Security Holders in Special Transactions “MI 61-101”). In completing the purchases of January 2021 Units by the Company’s insiders, the Company will rely on the exemptions from the formal valuation and minority shareholder approval requirements of MI 61-101, as the aggregate value of the purchases of the units does not exceed 25% of the market capitalization of the Company.

February 2021 Equity Offering

On February 3, 2021, the Company entered into an underwriting agreement (“February 2021 Underwriting Agreement”) in respect of a “bought deal” offering of 8,335,000 units of the Company (“February 2021 Units”) at price of U.S. $2.40 per February 2021 Unit (the "Offering Price") for aggregate gross proceeds of U.S. $20,004,000 (“February 2021 Offering”).  Each February 2021 Unit consists of one common share in the capital of the Company (each a “Common Share”) and one half (1/2) of one Common Share purchase warrant (each whole warrant, a “February 2021 Warrant”). Each February 2021 Warrant will be exercisable to acquire one Common Share at an exercise price of U.S. $3.00 per share for a period of 24 months after the closing date. Pursuant to the underwriting agreement, the underwriter will receive: (i) a cash fee equal to 7% of the gross proceeds of the offering, (including February 2021 Units sold pursuant to the exercise of the overallotment option), and (ii) a number of broker warrants equal to 7% of the total number of February 2021 Units sold in the offering (including units sold pursuant to the exercise of the over-allotment option), each entitling the holder to acquire one Common Share at U.S. $3.00 for a period of 24 months after the closing date.  The Company has granted the underwriter an option, exercisable in whole or in part and from time to time at any time until 30 days after the closing of the offering, to purchase up to an additional number of units equal to 15% of the number of February 2021 Units sold pursuant to the offering at the February 2021 Offering Price.  The Offering is expected to close on or about February 23, 2021.A condition of the February 2021 Underwriting Agreement restricts the Company from issuing, without prior agreement from the underwriter, any Common Shares, or any securities convertible into or exchangeable for or exercisable to acquire Common Shares for a period commencing on the date of the February 2021 Underwriting Agreement and ending ninety (90) days following the closing date, except under pre-existing rights or obligations.  This would include restricting the issuance of shares under the Second Aspire Agreement (see note 9).

The net proceeds from the February 2021 Offering will be used to fund the development of the Company’s robotic surgical technologies and for general working capital.